Financial income (expense) (Tables)	6 Months Ended
Jun. 30, 2016
Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
The components of financial income (expense) are as follows:

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2016	2015	2016	2015
Interest income	$232	$2,425	$505	$4,852
Interest expense:
Interest expense	(5,533)	(2,759)	(11,115)	(5,613)
Commitment fees	(301)	(301)	(602)	(599)
Amortization of debt issuance cost and fair value of debt assumed	(520)	(650)	(1,043)	(1,298)
Total interest expense	(6,354)	(3,710)	(12,760)	(7,510)
Gain (loss) on derivative instruments	326	(8)	662	113
Other items, net:
Foreign exchange gain (loss)	(28)	(246)	(365)	(672)
Bank charges, fees and other	(11)	(13)	(91)	(14)
Withholding tax on interest expense and other	(923)	(675)	(1,545)	(1,348)
Total other items, net	(962)	(934)	(2,001)	(2,034)
Total financial income (expense), net	$(6,758)	$(2,227)	$(13,594)	$(4,579)